Derivatives - Schedule of Notional Amount of Non-trading Derivatives (Detail) - Derivatives held or issued for non-trading purposes [Member] $ in Millions	Oct. 31, 2018 CAD ($)
Disclosure of financial assets [line items]
Total notional non-trading	$ 1,580,937
Interest rate contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	1,421,656
Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	126,106
Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	2,745
Other contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	30,430
Derivatives not in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Total notional non-trading	965,114
Derivatives not in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	922,323
Derivatives not in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	11,674
Derivatives not in qualifying hedging relationships [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	2,745
Derivatives not in qualifying hedging relationships [member] | Other contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	28,372
Fair value hedges [member] | Derivatives in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Total notional non-trading	282,718
Fair value hedges [member] | Derivatives in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	282,718
Cash flow hedges [member] | Derivatives in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Total notional non-trading	330,210
Cash flow hedges [member] | Derivatives in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	214,969
Cash flow hedges [member] | Derivatives in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	113,183
Cash flow hedges [member] | Derivatives in qualifying hedging relationships [member] | Other contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	2,058
Net investment hedges [member] | Derivatives in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Total notional non-trading	2,895
Net investment hedges [member] | Derivatives in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	1,646
Net investment hedges [member] | Derivatives in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	$ 1,249